CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		$ 181,275	$ 197,919	$ 161,520
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		728	623	680
Share-based compensation expenses		16,569	23,600	24,452
Change in allowance for credit losses of trade receivable		572	1,020	449
Loss on marketable securities, net		167	0	71
Finance income, net		(4,401)	(4,714)	(1,210)
Deferred income tax assets, net		(55,179)	(184)	84
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable (including non-current)		5,949	(16,084)	(10,415)
Increase in other receivables		(5,698)	(2,224)	(1,787)
Increase in inventories		(14,453)	(5,198)	(18,871)
Increase (decrease) in accounts payable		(184)	(2,276)	7,463
Increase (decrease) in other liabilities		1,917	(12,588)	17,941
Increase (decrease) in contract liabilities		5,402	(3,068)	1,201
Net cash provided by operating activities		132,664	176,826	181,578
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits		(168,187)	(233,241)	(93,701)
Proceeds from short-term deposits		218,740	85,090	73,090
Purchase of fixed assets		(669)	(705)	(1,575)
Other investments		0	(100)	0
Purchase of marketable securities		(336,221)	(245,337)	(168,680)
Proceeds from sale of marketable securities		90,754	5,000	2,303
Proceeds from maturity of marketable securities		357,789	253,229	79,089
Net cash provided by (used in) investing activities		162,206	(136,064)	(109,474)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of ordinary shares		(285,385)	0	(42,637)
Exercise of options		2,614	5,504	1,552
Net cash provided by (used in) financing activities		(282,771)	5,504	(41,085)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS		(1,181)	605	(1,615)
NET INCREASE IN CASH AND CASH EQUIVALENTS		10,918	46,871	29,404
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR		144,411	97,540	68,136
CASH AND CASH EQUIVALENTS AT END OF THE YEAR		155,329	144,411	97,540
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Income taxes paid	[1]	17,691	31,614	25,843
Interest received		27,693	14,219	4,856
NON-CASH ACTIVITIES
Recognition of operating lease right-of-use assets and liabilities		1,259	5,200	2,342
Exercise of Options		$ 49	$ 20	$ 103

[1]	Including, for 2022, payments amounting $12 million for Amendment to the Investments Law and settlements with the Israeli tax authority. See note 13a(2)(b).